Prepaid expenses and other current assets (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets
	March 31, 2021	December 31, 2020
Prepaid advertising contract with iHeart (1)	$2,500	$1,788
Other prepaid expenses and other current assets (2)	1,758	2,286
Total Prepaid expenses and other current assets	$4,258	$4,074

(1) On August 28, 2019, the Company entered into a radio advertising agreement with iHeart Media + Entertainment, Inc. and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising services. The Company issued an additional 125,000 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement. The current portion of the remaining value, reflected above, is the remaining value of services that are required to be utilized within the next twelve months, unless the term is extended. The long-term portion of the remaining value of $0.5 million and $1.2 million was recorded in other non-current assets as of March 31, 2021 and December 31, 2020, respectively.
(2) As of March 31, 2021, this amount includes various other prepaid contracts. During the fourth quarter of 2020, the Company entered into an agreement for access to an investment platform in exchange for 500,000 shares of common stock valued at $0.5 million and also entered into an agreement for marketing services in exchange for 500,000 shares of common stock valued at $0.5 million.

	December 31, 2020	December 31, 2019
Prepaid advertising contract with iHeart (1)	$1,788	$1,776
Other prepaid expenses and other current assets (2)	2,286	865
Total Prepaid expenses and other current assets	4,074	2,641

(1) On August 28, 2019, the Company entered into a radio advertising agreement with iHeart Media + Entertainment, Inc. and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising to be provided to the Company from August 2019 to August 2021. The Company issued an additional 125,000 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement. The agreement requires the Company to spend a minimum amount for talent fees or other direct iHeart costs. The company committed to using $1.7 million of the media inventory by August 28, 2020, with the remainder of the inventory available through August 28, 2021. On August 28, 2020 the contract was amended to extend the commitment dates by one year, whereas $1.7 million of the advertising media inventory will now be used by August 28, 2021, with the remainder available through August 28, 2022. The long-term portion of the contract balance of $1.2 million and $1.1 million was recorded in other non-current assets as of December 31, 2020 and 2019, respectively.
(2) As of December 31, 2020, this amount includes various other prepaid contracts. The Company entered into an agreement for access to an investment platform in exchange for 500,000 shares of common stock valued at $0.6 million for a period of one year. Additionally, the Company entered into an agreement for marketing services in exchange for 500,000 shares of common stock valued at $0.5 million from January 2021 to January 2022.